Compass EMP Multi-Asset Balanced Fund

Class A: CTMAX    Class C: CTMCX    Class T: CTMTX

Compass EMP Multi-Asset Growth Fund

Class A: LTGAX    Class C: LTGCX    Class T: LTGTX

Compass EMP Alternative Strategies Fund

Class A: CAIAX    Class C: CAICX    Class T: CAITX

each Fund a series of Mutual Fund Series Trust

July10, 2012

Prospectus Supplement to the Prospectus dated March 31, 2012, as supplemented April 30, 2012.

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Effective 60 days after the date of this supplement, each Fund will no longer charge a redemption fee for shares redeemed within 60 days of purchase.

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Effective 60 days after the date of this supplement, each Fund’s principal investment strategy will be revised.  Each Fund will expand its fund-of-funds (“F-O-F”) approach beyond investing primarily in exchange traded funds (“ETFs”) to include investing primarily in a combination of individual asset class mutual funds that are both (i) a series of Compass EMP Funds Trust and (ii) advised by Compass Efficient Model Portfolios, LLC (each Fund’s “Advisor”).  Because the Advisor will receive management fees from the funds in the Compass EMP Funds Trust (“Underlying Funds”), it has agreed to waive its management fee for each Fund.  However, in spite of the management fee waiver, each Fund is expected to indirectly incur higher management fees by investing in Underlying Funds.  The table below presents an estimate of the indirect increase in management fees.

	Balanced Fund	Growth Fund	Alternative Fund
Current management fee (to be waived)	0.50%	0.80%	0.80%
Estimated management fee from Underlying Funds	0.79%	1.10%	1.05%
Estimated increase in management fee to Advisor	0.29%	0.30%	0.25%

The Advisor believes the expanded fund-of-funds approach that includes Underlying Funds will increase the choice of investment options in such a way as to aid each Fund in achieving its investment objective.

With respect to the Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Strategies Fund, the Advisor has contractually agreed to waive its management fee.  The management fee contractual waiverwill become effective once the Funds start investing in the Underlying Funds (will remain effective for at least one year) and can only be changed by approval of the Funds’ Board of Trustees.  The Funds will provide shareholders at least 60 days notice of any revision of the management fee waiver agreement.

Additionally, the Advisor has contractually agreed to reimburse expenses but only to the extent necessary to maintain total annual operating expenses of each Fund (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, 12b-1 distribution plan fees and extraordinary expenses) at 0.40%.  The expense reimbursement contractual agreements will become effective once the Funds start investing in the Underlying Funds, remain in effect for at least one year and are subject to renewal thereafter.

Pursuant to this change in strategy, each Fund’s expenses are expected to change.  A proforma expense table is presented below for each Fund that estimates the impact on each Fund’s expenses under the “Current” and expanded “F-O-F” strategy.  The proforma tables assume each Fund is subject to different, other expenses, acquired fund fees and expenses and expense limits.

Compass EMP Multi-Asset Balanced Fund

Proforma

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class A	Class T	Class T	Class C	Class C
	Current	F-O-F	Current	F-O-F	Current	F-O-F
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.50%	0.50%	1.00%	1.00%
Other Expenses	0.25%[1]	0.20%[2]	0.25%[1]	0.20%[2]	0.25%[1]	0.20%[2]
Acquired Fund Fees and Expenses	0.31%	0.90%[2]	0.31%	0.90%[2]	0.31%	0.90%[2]
Total Annual Fund Operating Expenses	1.31%	1.85%	1.56%	2.10%	2.06%	2.60%
Fee Waivers	(0.00%)	(0.50%)	(0.00%)	(0.50%)	(0.00%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waivers	1.31%	1.35%	1.56%	1.60%	2.06%	2.10%

1. Estimated and restated.

2. Estimated.

Compass EMP Multi-Asset Growth Fund

Proforma

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class A	Class T	Class T	Class C	Class C
	Current	F-O-F	Current	F-O-F	Current	F-O-F
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.50%	0.50%	1.00%	1.00%
Other Expenses	0.34%[1]	0.29%[2]	0.34%[1]	0.29%[2]	0.34%[1]	0.29%[2]
Acquired Fund Fees and Expenses	0.38%	1.19%[2]	0.38%	1.19%[2]	0.38%	1.19%[2]
Total Annual Fund Operating Expenses	1.77%	2.53%	2.02%	2.78%	2.52%	3.28%
Fee Waivers	(0.00%)	(0.80)%	(0.00%)	(0.80)%	(0.00%)	(0.80)%
Total Annual Fund Operating Expenses After Fee Waivers	1.77%	1.73%	2.02%	1.98%	2.52%	2.48%

1. Estimated and restated.

2. Estimated.

Compass EMP Alternative Strategies Fund

Proforma

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class A	Class T	Class T	Class C	Class C
	Current	F-O-F	Current	F-O-F	Current	F-O-F
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.50%	0.50%	1.00%	1.00%
Other Expenses	0.21%[1]	0.16%[2]	0.21%[1]	0.16%[2]	0.21%[1]	0.16%[2]
Acquired Fund Fees and Expenses	0.31%	1.20%[2]	0.31%	1.20%[2]	0.31%	1.20%[2]
Total Annual Fund Operating Expenses	1.57%	2.41%	1.82%	2.66%	2.32%	3.16%
Fee Waivers	(0.00%)	(0.80)%	(0.00%)	(0.80)%	(0.00%)	(0.80)%
Total Annual Fund Operating Expenses After Fee Waivers	1.57%	1.61%	1.82%	1.86%	2.32%	2.36%

1. Estimated and restated.

2. Estimated.

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This Supplement and the existing Prospectus dated March 31, 2012, as supplemented April 30, 2012, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information each dated March 31, 2012 and each as supplemented April 30, 2012 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-866-447-4228.